U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 3, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series the Jackson Square Global Growth Fund, Jackson Square International Growth Fund, Jackson Square Large-Cap Growth Fund, and Jackson Square SMID-Cap Growth Fund (the “Funds”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated March 1, 2022, and filed electronically as Post-Effective Amendment No. 531 under the 1933 Act and Amendment No. 532 under the 1940 Act to the Trust’s Registration Statement on Form N-1A on March 1, 2022.

If you have any questions or require further information, do not hesitate to contact me at 414-721-8328 or john.hadermayer@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ John Hadermayer

John Hadermayer
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Fund

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.